UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Redstone Investment Management, L.P.

Address:  1055 Westlakes Drive, Suite 300
          Berwyn, PA 19312


13F File Number: 28-10712

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Scott A. Burney
Title:  Chief Financial Officer
Phone:  (610) 727-3702


Signature, Place and Date of Signing:

/s/ Scott A. Burney                 Berwyn, PA              August 11, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 98

Form 13F Information Table Value Total: $511,656,082


List of Other Included Managers:


No.  Form 13F File Number      Name

(1)  28-10707                  Fairfield Redstone Fund, Ltd.


FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN  2         COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7    COLUMN 8

                                 TITLE                                    SHRS OR    SH/ PUT/  INVESTMT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS          CUSIP       VALUE      PRN AMT    PRN CALL  DISCRETN  MGRS  SOLE     SHARED  NONE
--------------                   --------          -----       -----      -------    --- ----  --------  ----  ----     ------  ----
NEW RIV PHARMACEUTICALS INC.     COM               648468205  10,503,998     349,900 SH        SHARED    (1)            349,900
VIASAT INC                       COM               92552V100   9,991,850     491,000 SH        SHARED    (1)            491,000
LINCARE HLDGS INC                COM               532791100   9,738,290     238,100 SH        SHARED    (1)            238,100
COMMUNITY HEALTH SYS INC NEW     COM               203668108   9,455,058     250,200 SH        SHARED    (1)            250,200
NETLOGIC MICROSYSTEMS INC        COM               64118B100   8,822,448     497,600 SH        SHARED    (1)            497,600
SAFENET INC                      COM               78645R107   8,511,594     249,900 SH        SHARED    (1)            249,900
UBIQUITEL INC                    COM               903474302   8,257,104   1,011,900 SH        SHARED    (1)          1,011,900
COMTECH TELECOMMUNICATIONS C     COM NEW           205826209   8,232,549     252,300 SH        SHARED    (1)            252,300
ALAMOSA HLDGS INC                COM               011589108   8,080,070     581,300 SH        SHARED    (1)            581,300
AMERICAN TOWER CORP              CL A              029912201   7,998,110     380,500 SH        SHARED    (1)            380,500
US UNWIRED INC                   COM               90338R104   7,799,382   1,340,100 SH        SHARED    (1)          1,340,100
L-3 COMMUNICATIONS HLDGS INC     COM               502424104   7,680,974     100,300 SH        SHARED    (1)            100,300
DENBURY RES INC                  COM NEW           247916208   7,429,036     186,800 SH        SHARED    (1)            186,800
VALUECLICK INC                   COM               92046N102   7,282,098     590,600 SH        SHARED    (1)            590,600
ARMOR HOLDINGS INC               COM               042260109   7,260,513     183,300 SH        SHARED    (1)            183,300
PENN NATL GAMING INC             COM               707569109   7,037,200     192,800 SH        SHARED    (1)            192,800
PANAMSAT HLDG CORP               COM               69831Y105   7,014,420     342,000 SH        SHARED    (1)            342,000
DIGITAL INSIGHT CORP             COM               25385P106   7,003,776     292,800 SH        SHARED    (1)            292,800
MONSANTO CO NEW                  COM               61166W101   6,903,126     109,800 SH        SHARED    (1)            109,800
INPHONIC INC                     COM               45772G105   6,822,850     447,400 SH        SHARED    (1)            447,400
ALTRIA GROUP INC                 COM               02209S103   6,724,640     104,000 SH        SHARED    (1)            104,000
SPECTRUM BRANDS INC              COM               84762L105   6,712,200     203,400 SH        SHARED    (1)            203,400
ALADDIN KNOWLEDGE SYS LTD        ORD               M0392N101   6,710,418     326,700 SH        SHARED    (1)            326,700
WATSCO INC                       COM               942622200   6,654,120     156,200 SH        SHARED    (1)            156,200
DISNEY WALT CO                   COM DISNEY        254687106   6,526,656     259,200 SH        SHARED    (1)            259,200
GOOGLE INC                       CL A              38259P508   6,324,225      21,500 SH        SHARED    (1)             21,500
SUNCOR ENERGY INC                COM               867229106   6,194,188     130,900 SH        SHARED    (1)            130,900
TITAN CORP                       COM               888266103   6,130,704     269,600 SH        SHARED    (1)            269,600
MOTOROLA INC                     COM               620076109   6,022,148     329,800 SH        SHARED    (1)            329,800
VALERO ENERGY CORP NEW           COM               91913Y100   5,988,627      75,700 SH        SHARED    (1)             75,700
UTI WORLDWIDE INC                ORD               G87210103   5,938,586      85,300 SH        SHARED    (1)             85,300
LIONS GATE ENTMNT CORP           COM NEW           535919203   5,791,770     564,500 SH        SHARED    (1)            564,500
CVS CORP                         COM               126650100   5,773,302     198,600 SH        SHARED    (1)            198,600
PRESTIGE BRANDS HLDGS INC        COM               74112D101   5,770,050     295,900 SH        SHARED    (1)            295,900
CRA INTL INC                     COM               12618T105   5,756,565     106,900 SH        SHARED    (1)            106,900
ORACLE CORP                      COM               68389X105   5,577,000     422,500 SH        SHARED    (1)            422,500
WASHINGTON GROUP INTL INC        COM NEW           938862208   5,469,840     107,000 SH        SHARED    (1)            107,000
OWENS ILL INC                    COM NEW           690768403   5,450,880     217,600 SH        SHARED    (1)            217,600
WALTER INDS INC                  COM               93317Q105   5,431,020     135,100 SH        SHARED    (1)            135,100
DOBSON COMMUNICATIONS CORP       CL A              256069105   5,359,080   1,258,000 SH        SHARED    (1)          1,258,000
FORWARD AIR CORP                 COM               349853101   5,357,165     189,500 SH        SHARED    (1)            189,500
BROADCOM CORP                    CL A              111320107   5,304,629     149,300 SH        SHARED    (1)            149,300
STERIS CORP                      COM               859152100   5,264,811     204,300 SH        SHARED    (1)            204,300
WEATHERFORD INTERNATIONAL        COM               G95089101   5,258,786      90,700 SH        SHARED    (1)             90,700
NETGEAR INC                      COM               64111Q104   5,243,340     281,900 SH        SHARED    (1)            281,900
ACTIVISION INC NEW               COM NEW           004930202   5,221,972     316,100 SH        SHARED    (1)            316,100
FRONTLINE LTD                    ORD               G3682E127   5,134,624     127,600 SH        SHARED    (1)            127,600
INTERGRAPH CORP                  COM               458683109   5,058,728     146,800 SH        SHARED    (1)            146,800
CHESAPEAKE ENERGY CORP           COM               165167107   4,972,680     218,100 SH        SHARED    (1)            218,100
STANDARD PARKING CORP            COM               853790103   4,922,956     302,300 SH        SHARED    (1)            302,300
AVID TECHNOLOGY INC              COM               05367P100   4,859,136      91,200 SH        SHARED    (1)             91,200
ALLIANCE DATA SYSTEMS CORP       COM               018581108   4,859,088     119,800 SH        SHARED    (1)            119,800
GLOBAL PMTS INC                  COM               37940X102   4,840,920      71,400 SH        SHARED    (1)             71,400
BENCHMARK ELECTRS INC            COM               08160H101   4,839,822     159,100 SH        SHARED    (1)            159,100
ENERGY PARTNERS LTD              COM               29270U105   4,764,978     181,800 SH        SHARED    (1)            181,800
AKAMAI TECHNOLOGIES INC          COM               00971T101   4,687,410     357,000 SH        SHARED    (1)            357,000
SAPIENT CORP                     COM               803062108   4,680,286     590,200 SH        SHARED    (1)            590,200
NORDIC AMERICAN TANKER SHIPP     COM               G65773106   4,652,520     109,600 SH        SHARED    (1)            109,600
GAMESTOP CORP                    CL A              36466R101   4,648,091     142,100 SH        SHARED    (1)            142,100
ACAMBIS PLC                      SPONSORED ADR     004286100   4,639,743     567,900 SH        SHARED    (1)            567,900
GLOBALSANTAFE CORP               SHS               G3930E101   4,488,000     110,000 SH        SHARED    (1)            110,000
IMPAX LABORATORIES INC           COM               45256B101   4,445,616     282,800 SH        SHARED    (1)            282,800
B G FOODS INC NEW                UNIT 99/999/9999  05508R205   4,390,463     300,100 SH        SHARED    (1)            300,100
TRIDENT MICROSYSTEMS INC         COM               895919108   4,370,094     192,600 SH        SHARED    (1)            192,600
SOUTHERN PERU COPPER CORP        COM               843611104   4,284,000     100,000 SH        SHARED    (1)            100,000
ENCYSIVE PHARMACEUTICALS INC     COM               29256X107   4,259,140     394,000 SH        SHARED    (1)            394,000
POWERWAVE TECHNOLOGIES INC       COM               739363109   4,164,650     407,500 SH        SHARED    (1)            407,500
UNIVERSAL TECHNICAL INST ING     COM               913915104   4,150,000     125,000 SH        SHARED    (1)            125,000
LUMINEX CORP DEL                 COM               55027E102   3,958,632     402,300 SH        SHARED    (1)            402,300
KERYX BIOPHARMACEUTICALS INC     COM               492515101   3,915,120     296,600 SH        SHARED    (1)            296,600
TETRA TECHNOLOGIES INC DEL       COM               88162F105   3,885,700     122,000 SH        SHARED    (1)            122,000
PHASE FORWARD INC                COM               71721R406   3,873,280     569,600 SH        SHARED    (1)            569,600
SOHU COM INC                     COM               83408W103   3,848,276     175,400 SH        SHARED    (1)            175,400
SPSS INC                         COM               78462K102   3,832,395     199,500 SH        SHARED    (1)            199,500
BOTTOMLINE TECH DEL INC          COM               101388106   3,742,500     250,000 SH        SHARED    (1)            250,000
TELLABS INC                      COM               879664100   3,713,160     426,800 SH        SHARED    (1)            426,800
ADTRAN INC                       COM               00738A106   3,704,554     149,800 SH        SHARED    (1)            149,800
NATIONAL OILWELL VARCO INC       COM               637071101   3,684,350      77,500 SH        SHARED    (1)             77,500
LIFE TIME FITNESS INC            COM               53217R207   3,671,439     111,900 SH        SHARED    (1)            111,900
AZTAR CORP                       COM               054802103   3,657,900     106,800 SH        SHARED    (1)            106,800
ALASKA COMMUNICATIONS SYS GR     COM               01167P101   3,656,790     369,000 SH        SHARED    (1)            369,000
RYANAIR HLDGS PLC                SPONSORED ADR     783513104   3,600,652      80,300 SH        SHARED    (1)             80,300
DADE BEHRING HLDGS INC           COM               23342J206   3,562,548      54,800 SH        SHARED    (1)             54,800
DIGITAS INC                      COM               25388K104   3,562,202     312,200 SH        SHARED    (1)            312,200
SYNERON MEDICAL LTD              ORD SHS           M87245102   3,465,073      94,700 SH        SHARED    (1)             94,700
NOVATEL INC                      COM               669954109   3,458,387     128,900 SH        SHARED    (1)            128,900
NEXTEL PARTNERS INC              CL A              65333F107   3,397,950     135,000 SH        SHARED    (1)            135,000
MCCORMICK & SCHMICKS SEAFD R     COM               579793100   3,391,692     214,800 SH        SHARED    (1)            214,800
RADIO ONE INC CLASS D NON VTG    CLD NONVTG        75040P405   3,377,665     264,500 SH        SHARED    (1)            264,500
EVERGREEN SOLAR INC              COM               30033R108   2,997,023     466,100 SH        SHARED    (1)            466,100
NUTRI SYS INC NEW                COM               67069D108   2,988,900     202,500 SH        SHARED    (1)            202,500
UNIVERSAL TRUCKLOAD SVCS INC     COM               91388P105   2,582,481     152,900 SH        SHARED    (1)            152,900
VASCO DATA SEC INTL INC          COM               92230Y104   1,920,600     198,000 SH        SHARED    (1)            198,000
RANGE RES CORP                   COM               75281A109   1,904,520      70,800 SH        SHARED    (1)             70,800
PETROQUEST ENERGY INC            COM               716748108   1,863,909     283,700 SH        SHARED    (1)            283,700
XENOGEN CORP                     COM               98410R108   1,749,375     466,500 SH        SHARED    (1)            466,500
FIRST CASH FIN SVCS INC          COM               31942D107   1,709,600      80,000 SH        SHARED    (1)             80,000
ELIZABETH ARDEN INC              COM               28660G106   1,085,296      46,400 SH        SHARED    (1)             46,400



04017.0001 #592157